Guggenheim Ultra Short Income ETF Performance Management - Guggenheim Ultra Short Income ETF	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The following chart and table illustrate the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Guggenheim Strategy Fund II (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the changes in the Predecessor Fund’s performance from year to year. The table shows the Predecessor Fund's average annual returns for the one, five, and ten year, or if shorter, since inception periods, as applicable, as compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg 1-3 Month U.S. Treasury Bill Index). Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888. The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, including because there are certain differences in the investment strategies between the Fund and the Predecessor Fund and the Fund charges a unitary management fee (whereas the Predecessor Fund did not pay management fees). Had the Predecessor Fund been structured as an ETF, its performance may have differed. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, including because there are certain differences in the investment strategies between the Fund and the Predecessor Fund and the Fund charges a unitary management fee (whereas the Predecessor Fund did not pay management fees)
Performance Information Illustrates Variability of Returns [Text]	The following chart and table illustrate the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Guggenheim Strategy Fund II (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the changes in the Predecessor Fund’s performance from year to year. The table shows the Predecessor Fund's average annual returns for the one, five, and ten year, or if shorter, since inception periods, as applicable, as compared to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) and an additional index (Bloomberg 1-3 Month U.S. Treasury Bill Index). Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnYear to date (not reflected in chart above)March 31, 20260.94%Highest QuarterJune 30, 20203.28%Lowest QuarterMarch 31, 2020-2.26%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.guggenheiminvestments.com
Performance Availability Phone [Text]	1-800-820-0888
ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date (not reflected in chart above)
Bar Chart, Year to Date Return	0.94%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	3.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020